CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2019	Sep. 30, 2018
Cash flows from operating activities:
Net income (loss)		¥ 197,250	¥ (2,523)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization		32,227	28,725
(Gain) loss on investments in equity securities		755	(988)
(Gain) loss on investments in subsidiaries and affiliates	[1]	(73,272)	6,837
Deferred income taxes		(16,854)	13,266
Changes in operating assets and liabilities:
Time deposits		(6,185)	125,764
Deposits with stock exchanges and other segregated cash		3,584	10,864
Trading assets and private equity investments		(3,474,941)	(550,706)
Trading liabilities		661,651	132,477
Securities purchased under agreements to resell, net of securities sold under agreements to repurchase		3,221,071	(2,037,613)
Securities borrowed, net of securities loaned		(152,421)	1,743,470
Other secured borrowings		(95,701)	1,471
Loans and receivables, net of allowance for doubtful accounts		(413,567)	453,972
Payables		131,808	267,740
Bonus accrual		(32,577)	(76,482)
Accrued income taxes, net		(20,395)	(7,291)
Other, net	[1]	5,231	(107)
Net cash provided by (used in) operating activities		(32,336)	108,876
Cash flows from investing activities:
Payments for purchases of office buildings, land, equipment and facilities		(89,011)	(139,702)
Proceeds from sales of office buildings, land, equipment and facilities		105,999	143,245
Proceeds from sales of investments in equity securities		1,749	183
Decrease (increase) in loans receivable at banks, net		61,263	(14,137)
Decrease (increase) in non-trading debt securities, net		(10,210)	38,103
Decrease in investments in affiliated companies, net	[1]	160,792	863
Other, net	[1]	(3,075)	(113)
Net cash used in investing activities		227,507	28,442
Cash flows from financing activities:
Increase in long-term borrowings		1,030,587	1,065,772
Decrease in long-term borrowings		(1,024,362)	(846,050)
Increase in short-term borrowings, net		118,633	216,403
Increase (decrease) in deposits received at banks, net		(117,824)	25,507
Proceeds from sales of common stock held in treasury		140	174
Payments for repurchases of common stock held in treasury		(41,328)	(9,933)
Payments for cash dividends		(9,930)	(37,326)
Contribution from noncontrolling interests		15,618
Net cash provided by (used in) financing activities		(28,466)	414,547
Effect of exchange rate changes on cash, cash equivalents, restricted cash and restricted cash equivalents		(29,223)	69,126
Net increase in cash, cash equivalents, restricted cash and restricted cash equivalents		137,482	620,991
Cash, cash equivalents, restricted cash and restricted cash equivalents at beginning of year		2,687,132	2,354,868
Cash, cash equivalents, restricted cash and restricted cash equivalents at end of period		2,824,614	2,975,859
Cash paid during the period for-
Interest		370,012	311,046
Income tax payments, net		¥ 43,291	¥ 10,659

[1]	Certain reclassifications of previously reported amounts have been made to conform to the current period presentation.